RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized and Realized (Losses)/Gains (Details) - CAD CAD in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Commodities
Derivative [Line Items]
Amount of unrealized gains/(losses) in the year		CAD 123	CAD (37)
Amount of realized (losses)/gains in the year		(204)	(151)
Commodities | Derivative instruments in hedging relationships
Derivative [Line Items]
Amount of realized (losses)/gains in the year		(167)	(179)
Foreign exchange
Derivative [Line Items]
Amount of unrealized gains/(losses) in the year		25	(21)
Amount of realized (losses)/gains in the year		62	(112)
Foreign exchange | Derivative instruments in hedging relationships
Derivative [Line Items]
Amount of realized (losses)/gains in the year		(101)	0
Interest rate | Derivative instruments in hedging relationships
Derivative [Line Items]
Amount of realized (losses)/gains in the year		CAD 4	CAD 8
U.S. Northeast Merchant Power Assets
Derivative [Line Items]
Loss on cash flow hedge	CAD 49
Gain on cash flow hedge	CAD 7